Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our NEOs other than our PEO (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for Jack Khattar(1) ($)	Compensation Actually Paid to Jack Khattar(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Gross Product Sales ($ Millions)(5)
					Total Shareholder Return (“TSR”) ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	13,278,093	13,491,498	1,806,329	1,691,851	122.01	118.87	1.3	1,071
2022	10,012,717	11,056,323	1,167,214	1,433,071	150.38	113.65	60.7	1,181
2021	8,116,721	7,914,950	979,005	601,468	122.93	126.45	53.4	1,021
2020	6,669,046	6,134,966	1,204,624	939,602	106.07	126.42	127.0	951
1.   Jack Khattar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022-2023
James P. Kelly	Timothy C. Dec	Timothy C. Dec
Stefan K.F. Schwabe, M.D., Ph.D.	Jonathan Rubin, MD	Jonathan Rubin, MD
Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.
Gregory S. Patrick	Tami Martin, R.N., Esq.	Frank Mottola
Tami Martin, R.N., Esq.	James P. Kelly	—
2.   The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
Year	Summary Compensation Table Total for Jack Khattar ($)	Exclusion of Stock Awards and Option Awards for Jack Khattar ($)	Inclusion of Equity Values for Jack Khattar ($)	Compensation Actually Paid to Jack Khattar ($)
2023	13,278,093	(11,435,200)	11,648,605	13,491,498
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,806,329	(1,175,975)	1,061,497	1,691,851
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jack Khattar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jack Khattar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jack Khattar ($)	Total − Inclusion of Equity Values for Jack Khattar ($)
2023	6,566,381	1,956,489	1,012,900	2,112,835	—	11,648,605
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total − Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	708,219	346,240	—	21,753	(14,715)	1,061,497
4.   The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. Cumulative TSR is calculated by dividing (i) the sum of (a) the cumulative amount of any dividends for the measurement period and (b) the change in the company’s share price during the measurement period by (ii) the share price at the beginning of the measurement period. This assumes dividend reinvestment.
5.   We determined Gross Product Sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023 and 2022. This performance measure may not have been the most important financial performance measure for years prior and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Gross Product Sales
Named Executive Officers, Footnote
1.   Jack Khattar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022-2023
James P. Kelly	Timothy C. Dec	Timothy C. Dec
Stefan K.F. Schwabe, M.D., Ph.D.	Jonathan Rubin, MD	Jonathan Rubin, MD
Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.
Gregory S. Patrick	Tami Martin, R.N., Esq.	Frank Mottola
Tami Martin, R.N., Esq.	James P. Kelly	—

Peer Group Issuers, Footnote
4.   The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. Cumulative TSR is calculated by dividing (i) the sum of (a) the cumulative amount of any dividends for the measurement period and (b) the change in the company’s share price during the measurement period by (ii) the share price at the beginning of the measurement period. This assumes dividend reinvestment.

PEO Total Compensation Amount	$ 13,278,093	$ 10,012,717	$ 8,116,721	$ 6,669,046
PEO Actually Paid Compensation Amount	$ 13,491,498	11,056,323	7,914,950	6,134,966
Adjustment To PEO Compensation, Footnote
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
Year	Summary Compensation Table Total for Jack Khattar ($)	Exclusion of Stock Awards and Option Awards for Jack Khattar ($)	Inclusion of Equity Values for Jack Khattar ($)	Compensation Actually Paid to Jack Khattar ($)
2023	13,278,093	(11,435,200)	11,648,605	13,491,498
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jack Khattar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jack Khattar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jack Khattar ($)	Total − Inclusion of Equity Values for Jack Khattar ($)
2023	6,566,381	1,956,489	1,012,900	2,112,835	—	11,648,605

Non-PEO NEO Average Total Compensation Amount	$ 1,806,329	1,167,214	979,005	1,204,624
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,691,851	1,433,071	601,468	939,602
Adjustment to Non-PEO NEO Compensation Footnote
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,806,329	(1,175,975)	1,061,497	1,691,851
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total − Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	708,219	346,240	—	21,753	(14,715)	1,061,497

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.
Net Income included in the preceding chart is calculated in accordance with GAAP (Generally Accepted Accounting Principles). During 2021, 2022 and 2023, the Company accrued amortization expenses for intangible assets of $30.0 million, $82.6 million and $82.4 million, respectively. The level of amortization of intangible assets increased during 2021 and increased further in 2022 primarily due to the amortization of definitive-lived intangible assets acquired in the US WorldMeds and Adamas acquisitions.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Gross Product Sales
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Gross Product Sales during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Gross Product Sales

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.
Gross Product Sales
Operating Income

Total Shareholder Return Amount	$ 122.01	150.38	122.93	106.07
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ 1,300,000	$ 60,700,000	$ 53,400,000	$ 127,000,000
Company Selected Measure Amount	1,071	1,181	1,021	951
PEO Name	Jack Khattar
Measure:: 1
Pay vs Performance Disclosure
Name	Gross Product Sales
Non-GAAP Measure Description
5.   We determined Gross Product Sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023 and 2022. This performance measure may not have been the most important financial performance measure for years prior and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,435,200)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,648,605
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,566,381
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,956,489
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,012,900
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,112,835
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,175,975)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,061,497
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	708,219
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,240
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,753
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,715)